Schedule of other receivables (Details) - BRL (R$) R$ in Millions			12 Months Ended
		Sep. 29, 2018	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other receivables			R$ 852	R$ 1,036
Other receivables, current			294	365
Other receivables, noncurrent			558	671
Recognition of amount receivable			200
Recognized gain as result line with fixed assets			174
Amount comprised of land purchase and sale agreement		R$ 200
[custom:RecognizedGainAsResultLineWithBankGurantee]			154
Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Amount of GPA's right received			298	231
Accounts Receivable From Insurance Companies [Member]
IfrsStatementLineItems [Line Items]
Other receivables			5	14
Receivable From Sale Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Other receivables			79	78
Rental Receivable [Member]
IfrsStatementLineItems [Line Items]
Other receivables			179	208
Receivable From Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Other receivables	[1]		298	266
Property And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Other receivables	[2]		148	291
Other [Member]
IfrsStatementLineItems [Line Items]
Other receivables			158	190
Allowance For Doubtful Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Other receivables			R$ (15)	R$ (11)

[1]	As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$298 includes R$231 corresponding to GPA's right to receive from Via Varejo the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex, after the unappeasable court decision, related to the period from 2007 to 2010 (note 21.7)
[2]	Amount comprised mainly of a land purchase and sale agreement on September 29, 2018 for the amount of R$200, the sale of which was not recognized under IFRS 15 due to the contractual characteristics of long-term payment and transfer of legal title at a future date to be defined by the buyer. In 2020, the Company transferred the deed (legal title), at the buyer's request, in accordance with the contract, of all land registrations and recognized a gain of R$174 as Other operating expenses, net in the Statement of Income. The transaction resulted in the recognition of an amount receivable of R$200, for which the Company obtained a bank guarantee as a guarantee of receipt, with R$154 received in August 2021 and the remainder maturing in September 2023